FRANKLIN TEMPLETON INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403

May 26, 2009

Filed Via EDGAR (CIK #0000825063)
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:     Franklin Mutual Series Funds {Registrant)

  File Nos. 33-18516 and 811-05387

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

The filing is being made in order to correct an inadvertent clerical error wherein Post-Effective Amendment No. 38 to Registration Statement, filed with the Securities and Exchange Commission ("SEC") under Form Type 485APOS on February 12, 2009 (Accession number 0000825063-09-000002), failed to request in the submission header the Edgar identifier for the addition of Class R shares to the series, Mutual Quest Fund, although the disclosure of the addition of Class R shares to Mutual Quest Fund was included in the filing.

We provide the following acknowledgements to the Commission:

o     Staff comments or changes to disclosure in response to Staff comments on the filings reviewed by the Staff do not foreclose the SEC from taking any action with respect to the filings;

o     Staff comments or changes to disclosure in response to Staff comments on the filings reviewed by the Staff does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings; and

o     Registrant may not assert Staff comments or changes to disclosure in response to Staff comments on the filings reviewed by the Staff as a defense in any proceeding initiated by the SEC.

Registrant and the undersigned principal underwriter hereby request, pursuant to Rule 461 under the Securities Act of 1933, that the SEC declare the attached Amendment effective on May 27, 2009, or as soon thereafter as practicable.

Registrant and the principal underwriter, Franklin/Templeton Distributors, Inc. represent that their request is consistent with the public interest and the protection of investors.

Please direct any inquiries regarding this filing to David Goss at (650) 312-5824 or the address shown above.

Very truly yours,

FRANKLIN MUTUAL SERIES FUNDS           FRANKLIN/TEMPLETON DISTRIBUTORS, INC.

By: /s/ DAVID P. GOSS                                    By: /s/ STEVEN J. GRAY
     David P. Goss                                                     Steven J. Gray
     Vice President                                                     Secretary